Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income during 2022, 2021 and 2020 were as follows:

	2022			2021			2020
	Owned	Managed	Total	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$595,202	$47,694	$642,896	$577,946	$54,652	$632,598	$469,109	$58,175	$527,284
Interest income on net investment in finance leases	108,359	—	108,359	82,659	—	82,659	30,121	—	30,121
Interest income on container leaseback financing receivable	41,997	—	41,997	21,380	—	21,380	17,243	—	17,243
Variable lease revenue	14,821	1,941	16,762	12,708	1,385	14,093	21,952	4,273	26,225
Total lease rental income	$760,379	$49,635	$810,014	$694,693	$56,037	$750,730	$538,425	$62,448	$600,873

Schedule of Future Minimum Lease Payments Receivable

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of December 31, 2022:

	Owned	Managed	Total
Year ending December 31:
2023	$454,913	$28,933	$483,846
2024	386,191	25,930	412,121
2025	300,954	20,948	321,902
2026	228,995	16,213	245,208
2027	169,451	11,830	181,281
2028 and thereafter	374,014	8,078	382,092
Total future minimum lease payments receivable	$1,914,518	$111,932	$2,026,450

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of December 31, 2022 and 2021:

	2022	2021
Future minimum payments receivable	$1,179,515	$483,325
Less: unearned income	(354,769)	(129,065)
Container leaseback financing receivable (1)	824,746	354,260
Less: Allowance for credit losses	(114)	(113)
Container leaseback financing receivable, net (2)	$824,632	$354,147
Amounts due within one year	53,652	30,317
Amounts due beyond one year	770,980	323,830
Container leaseback financing receivable, net	$824,632	$354,147
(1)
One major customer represented 97.4% and 90.6% of the Company’s container leaseback financing receivable portfolio as of December 31, 2022 and 2021, respectively.

(2)
As of December 31, 2022 and 2021, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $732,951 and $357,828, respectively, and was measured using Level 2 inputs.

Schedule of Components of Net Investment in Finance Leases

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of December 31, 2022 and 2021:

	2022	2021
Future minimum lease payments receivable	$2,487,365	$2,558,339
Residual value of containers	47,686	16,532
Less: unearned income	(713,736)	(768,038)
Net investment in finance leases (1)	1,821,315	1,806,833
Less: Allowance for credit losses	(1,279)	(743)
Net investment in finance leases, net (2)	$1,820,036	$1,806,090
Amounts due within one year	130,913	113,048
Amounts due beyond one year	1,689,123	1,693,042
Net investment in finance leases, net	$1,820,036	$1,806,090

(1) One major customer represented 80.8% and 85.1% of the Company’s finance lease portfolio as of December 31, 2022 and 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2) As of December 31, 2022 and 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,659,155 and $1,810,712, respectively, and was measured using Level 2 inputs.

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under container leaseback financing receivable and net investment in finance leases as of December 31, 2022:

Year ending December 31:	Container Leaseback Financing Receivable	Net Investment in Finance Leases	Total
2023	$99,927	$232,689	$332,616
2024	95,974	228,958	324,932
2025	88,427	211,967	300,394
2026	86,942	207,216	294,158
2027	86,942	201,909	288,851
2028 and thereafter	721,303	1,404,626	2,125,929
Total future minimum lease payments receivable	$1,179,515	$2,487,365	$3,666,880

Schedule of Rent Expense and Other Information Related to Operating Leases	Rent expense and other information related to the Company's operating leases during 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Operating lease cost	$2,084	$2,103	$2,103
Short-term and variable lease cost	216	112	128
Total rent expense	$2,300	$2,215	$2,231

Cash paid for amounts included in the measurement of lease liabilities	$2,349	$2,379	$2,221

Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2022 were as follows:

Operating leases
Year ending December 31:
2023	$2,334
2024	2,385
2025	2,130
2026	2,179
2027	935
2028 and thereafter	—
Total minimum lease payments	9,963
Less imputed interest	(851)
Total present value of operating lease liabilities	$9,112